Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands					12 Months Ended
	Mar. 31, 2021	Feb. 12, 2021	Nov. 30, 2020	May 06, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Fair value of the shares purchased						$ 14,000
Interest rate						2.00%
Repurchases of common stock from related parties financed by promissory notes						$ 9,074
Percentage of principal amount discounted						19.00%
Line of credit non current outstanding	$ 400,000
Affiliated Entity [Member] | K K R Capital Markets L L C [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party				$ 1,500
Unsecured Debt
Related Party Transaction [Line Items]
Debt instrument, Term						5 years
Issuance Of First Unsecured Debt | Unsecured Debt
Related Party Transaction [Line Items]
Long term note payable issued for shares repurchased						$ 10,000
Issuance Of Second Unsecured Debt | Unsecured Debt
Related Party Transaction [Line Items]
Long term note payable issued for shares repurchased						$ 1,200
Class A Common Stock | Chief Executive Officer
Related Party Transaction [Line Items]
Number of shares repurchased by the company						2,475,000
Class A Common Stock | Director
Related Party Transaction [Line Items]
Number of shares repurchased by the company						300,000
Fifth Amendment Term Loan And Revolving Credit Facility
Related Party Transaction [Line Items]
Debt issuance costs paid to related party		$ 800			$ 1,500	$ 2,000	$ 6,500
Amended Revolving Credit Facility
Related Party Transaction [Line Items]
Proceeds from long term line of credit facility	250,000
Line of credit facility maximum borrowing capacity	$ 600,000		$ 150,000
Interest rate			2.50%